DAVIS HIGH INCOME FUND, INC.
                  CERTIFICATION PURSUANT TO RULE 497(j)

     The undersigned on behalf of Davis High Income Fund, Inc. (the "Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.


Dated:  July 31, 1998

                                 DAVIS HIGH INCOME FUND, INC.


                                 By: /s/ Thomas D. Tays
                                     ________________________
                                      Thomas D. Tays
                                      Secretary